Risk management - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk management
Opening balance	$ (374,079)	$ 159,295	$ 244,131
Exchange difference	(35,607)	(704,871)	(15,933)
Reclassification to profit or loss	386,773	(128,404)	(160,772)
Ineffectiveness	5,173	35,617	9,247
Deferred income tax	(118,008)	264,284	82,622
Closing balance	$ (135,748)	$ (374,079)	$ 159,295